Annual Operating Expenses - FidelityIntermediateMunicipalIncomeFund-RetailPRO - FidelityIntermediateMunicipalIncomeFund-RetailPRO - Fidelity Intermediate Municipal Income Fund - Fidelity Intermediate Municipal Income Fund
Mar. 01, 2024
Operating Expenses:
Management fee	0.24%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.12%
Total annual operating expenses	0.36%